Inventories	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventories	Note 7. Inventories

	December 31, 2023	December 31, 2022
Raw materials	$7,815	$7,451
Finished goods	2,125	2,725
	$9,940	$10,176